Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and cash equivalents	$ 138,303	$ 52,356
Other assets	5,150	5,081
Total assets	1,186,932	1,013,272	$ 1,030,493
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Total liabilities	1,050,608	885,093
Shareholders' Equity [Abstract]
Total shareholders' equity	136,324	128,179	117,874	$ 109,361
Total liabilities and shareholders' equity	1,186,932	1,013,272
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	4,112	4,308	$ 4,032	$ 3,292
Investment in subsidiaries	143,424	134,910
Notes receivable - subsidiaries	1,603	1,963
Other assets	32	48
Total assets	149,171	141,229
Liabilities [Abstract]
Notes payable	3,198	4,233
Subordinated debentures	8,500	8,500
Other liabilities	1,149	317
Total liabilities	12,847	13,050
Shareholders' Equity [Abstract]
Total shareholders' equity	136,324	128,179
Total liabilities and shareholders' equity	$ 149,171	$ 141,229